Schedule of investments
Macquarie VIP Balanced Series
September 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.61%
Fannie Mae REMICs
Series 2016-36 VB 3.50% 6/25/29	246,518	$ 244,272
Series 2016-71 NB 3.00% 10/25/46	362,841	342,595

Freddie Mac REMICs Series 4616 HW 3.00% 6/15/45	203,163	197,677
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA2 M2 144A 7.33% (SOFR + 2.05%) 12/25/33 #, •	458,764	467,904
Series 2023-HQA3 A1 144A 7.13% (SOFR + 1.85%) 11/25/43 #, •	143,246	144,780

Vendee Mortgage Trust Series 1997-1 3A 8.293% 12/15/26	3,907	3,938
Total Agency Collateralized Mortgage Obligations (cost $1,428,362)		1,401,166

Agency Mortgage-Backed Securities — 9.43%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	362,650	333,442
2.50% 8/1/36	298,553	280,258
3.00% 11/1/33	100,822	97,892
5.50% 10/1/38	185,891	189,773
Fannie Mae S.F. 20 yr
2.00% 5/1/41	205,158	179,333
4.00% 9/1/42	293,155	288,050
Fannie Mae S.F. 30 yr
2.00% 6/1/50	1,013,334	845,439
2.00% 3/1/51	974,898	807,479
2.50% 8/1/50	172,301	151,899
2.50% 11/1/51	89,868	78,490
2.50% 1/1/52	104,852	91,177
2.50% 2/1/52	332,895	289,637
2.50% 4/1/52	319,908	278,047
3.00% 12/1/51	531,813	485,717
3.00% 5/1/52	352,911	318,864
3.00% 6/1/52	286,533	258,995
3.50% 7/1/47	138,541	132,371
3.50% 1/1/48	20,094	19,124
3.50% 7/1/50	1,210,106	1,145,450
3.50% 8/1/51	371,992	348,858
3.50% 6/1/52	92,642	86,332
3.50% 9/1/52	762,373	718,858
4.00% 5/1/51	22,487	21,872
4.00% 6/1/52	181,396	174,191
4.00% 9/1/52	52,274	50,221
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 5/1/49	168,446	$ 167,079
4.50% 1/1/50	189,240	190,918
4.50% 10/1/52	1,361,283	1,338,773
4.50% 2/1/53	194,232	191,020
5.00% 8/1/53	378,978	382,694
5.50% 10/1/52	464,161	472,194
5.50% 11/1/52	256,545	261,971
5.50% 7/1/53	63,580	64,335
6.00% 12/1/52	324,579	332,868
6.00% 5/1/53	149,643	154,314
6.00% 6/1/53	127,392	130,445
6.00% 7/1/53	150,798	157,084
6.00% 9/1/53	247,634	253,140
Freddie Mac S.F. 20 yr
2.00% 3/1/41	749,746	654,768
2.50% 2/1/42	324,558	291,314
2.50% 3/1/42	237,908	213,377
3.00% 3/1/37	229,773	218,138
Freddie Mac S.F. 30 yr
2.50% 11/1/50	52,831	46,349
2.50% 12/1/51	161,457	141,433
2.50% 1/1/52	1,294,033	1,131,216
2.50% 5/1/52	50,317	43,516
3.00% 8/1/51	31,140	28,254
3.00% 1/1/52	1,020,634	917,816
3.50% 4/1/52	160,571	150,450
4.00% 9/1/49	243,557	238,116
4.00% 8/1/52	678,350	654,927
4.00% 9/1/52	390,990	376,549
4.50% 7/1/52	21,040	20,732
4.50% 9/1/52	336,518	331,425
4.50% 10/1/52	449,273	441,643
4.50% 11/1/52	269,882	265,393
5.00% 7/1/52	206,764	210,773
5.00% 9/1/52	386,641	392,190
5.00% 6/1/53	712,271	712,257
5.50% 9/1/52	295,840	301,672
5.50% 11/1/52	195,950	199,712
5.50% 3/1/53	287,005	294,733
5.50% 9/1/53	272,276	279,944
GNMA II S.F. 30 yr
3.00% 12/20/51	151,145	137,863
3.00% 1/20/52	209,118	190,727
5.00% 9/20/52	200,860	201,493
5.50% 5/20/53	484,899	490,022
5.50% 2/20/54	196,366	199,446
Total Agency Mortgage-Backed Securities (cost $21,610,525)		21,544,852

NQ- IV098 [0924] 1124 (4017305)    1

Schedule of investments
Macquarie VIP Balanced Series   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds — 10.81%
Banking — 2.50%
Bank of America
2.482% 9/21/36 μ	330,000	$ 278,562
5.819% 9/15/29 μ	142,000	149,479
6.204% 11/10/28 μ	300,000	316,741

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	235,000	233,755
Barclays 7.385% 11/2/28 μ	200,000	216,058
Citibank 5.57% 4/30/34	250,000	266,810
Citigroup 7.00% 8/15/34 μ, ψ	45,000	48,267
Citizens Bank 6.064% 10/24/25 μ	250,000	250,001
Credit Agricole 144A 6.316% 10/3/29 #, μ	250,000	265,928
Deutsche Bank 6.819% 11/20/29 μ	245,000	263,792
Fifth Third Bancorp 6.361% 10/27/28 μ	35,000	36,875
Fifth Third Bank 5.852% 10/27/25 μ	250,000	250,089
Goldman Sachs Group
5.727% 4/25/30 μ	65,000	68,326
5.851% 4/25/35 μ	75,000	80,619
6.125% 11/10/34 μ, ψ	55,000	55,376
6.484% 10/24/29 μ	295,000	317,732

Huntington Bancshares 6.208% 8/21/29 μ	90,000	95,235
Huntington National Bank 4.552% 5/17/28 μ	250,000	250,253
JPMorgan Chase & Co.
5.012% 1/23/30 μ	75,000	76,937
5.571% 4/22/28 μ	85,000	87,652
6.254% 10/23/34 μ	34,000	37,828

KeyBank 5.85% 11/15/27	280,000	290,398
Morgan Stanley
2.484% 9/16/36 μ	110,000	92,077
5.831% 4/19/35 μ	137,000	147,212
6.138% 10/16/26 μ	150,000	152,391
6.296% 10/18/28 μ	88,000	93,055
6.407% 11/1/29 μ	90,000	96,735
6.627% 11/1/34 μ	80,000	90,522
PNC Financial Services Group
5.676% 1/22/35 μ	60,000	63,635
6.875% 10/20/34 μ	165,000	188,999

Popular 7.25% 3/13/28	50,000	52,834
Regions Financial 5.502% 9/6/35 μ	75,000	76,351
State Street 4.993% 3/18/27	95,000	97,258
SVB Financial Group 4.57% 4/29/33 ‡	182,000	106,638
UBS Group 144A 6.85% 9/10/29 #, μ, ψ	200,000	202,881
US Bancorp
4.653% 2/1/29 μ	68,000	68,674
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
US Bancorp
5.384% 1/23/30 μ	30,000	$ 31,162
5.678% 1/23/35 μ	65,000	68,927
6.787% 10/26/27 μ	130,000	136,539
		5,702,603
Basic Industry — 0.25%
Cleveland-Cliffs 144A 7.00% 3/15/32 #	145,000	146,775
FMG Resources August 2006 144A 5.875% 4/15/30 #	150,000	152,070
Freeport-McMoRan 5.45% 3/15/43	100,000	100,526
LYB International Finance III
3.625% 4/1/51	70,000	52,219
5.50% 3/1/34	125,000	130,109
		581,699
Brokerage — 0.24%
Jefferies Financial Group 5.875% 7/21/28	201,000	209,738
National Securities Clearing 144A 1.50% 4/23/25 #	350,000	344,050
		553,788
Capital Goods — 0.52%
Amphenol 5.05% 4/5/27	40,000	40,956
Boeing
2.196% 2/4/26	175,000	168,589
144A 6.858% 5/1/54 #	260,000	285,567

Bombardier 144A 7.25% 7/1/31 #	140,000	148,181
Northrop Grumman 5.20% 6/1/54	115,000	117,208
Resideo Funding 144A 6.50% 7/15/32 #	145,000	149,025
Standard Industries 144A 4.375% 7/15/30 #	139,000	131,665
TransDigm 144A 6.875% 12/15/30 #	145,000	151,977
		1,193,168
Communications — 1.32%
American Tower
2.30% 9/15/31	245,000	210,935
5.20% 2/15/29	55,000	56,824
5.45% 2/15/34	50,000	52,295

AT&T 3.50% 9/15/53	215,000	158,082
CCO Holdings 144A 4.25% 1/15/34 #	225,000	184,758
Charter Communications Operating 3.85% 4/1/61	315,000	193,355
Frontier Communications Holdings 144A 5.00% 5/1/28 #	80,000	79,339

2    NQ- IV098 [0924] 1124 (4017305)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Meta Platforms
4.30% 8/15/29	50,000	$ 50,783
4.55% 8/15/31	20,000	20,454
4.75% 8/15/34	45,000	45,949
5.40% 8/15/54	370,000	387,923

Midcontinent Communications 144A 8.00% 8/15/32 #	150,000	152,860
Netflix 4.90% 8/15/34	370,000	382,853
Rogers Communications
5.00% 2/15/29	105,000	107,183
5.30% 2/15/34	115,000	117,040

Sirius XM Radio 144A 4.125% 7/1/30 #	170,000	154,287
Sprint Capital 6.875% 11/15/28	110,000	120,186
T-Mobile USA
3.875% 4/15/30	290,000	282,092
5.25% 6/15/55	105,000	104,565
5.75% 1/15/34	35,000	37,600

Verizon Communications 2.875% 11/20/50	160,000	108,617
		3,007,980
Consumer Cyclical — 0.46%
Caesars Entertainment 144A 6.50% 2/15/32 #	145,000	150,081
Carnival 144A 4.00% 8/1/28 #	80,000	77,317
Ford Motor Credit 6.95% 6/10/26	200,000	205,980
General Motors
5.40% 4/1/48	21,000	19,321
5.95% 4/1/49	24,000	23,808
General Motors Financial
5.60% 6/18/31	30,000	30,819
5.95% 4/4/34	121,000	125,275
Home Depot
4.85% 6/25/31	25,000	25,923
4.875% 6/25/27	30,000	30,785
4.95% 6/25/34	75,000	78,002
Hyundai Capital America
144A 5.275% 6/24/27 #	45,000	46,024
144A 5.40% 6/24/31 #	45,000	46,691

Uber Technologies 5.35% 9/15/54	50,000	49,621
VICI Properties 4.95% 2/15/30	140,000	140,945
		1,050,592
Consumer Non-Cyclical — 0.44%
AbbVie 5.35% 3/15/44	40,000	42,226
Amgen 5.15% 3/2/28	295,000	303,852
Bunge Limited Finance 4.20% 9/17/29	95,000	94,785
HCA
5.45% 4/1/31	55,000	57,323
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
HCA
6.00% 4/1/54	75,000	$ 79,301

Merck & Co. 2.75% 12/10/51	250,000	169,220
Royalty Pharma 5.90% 9/2/54	259,000	268,511
		1,015,218
Electric — 1.40%
AEP Texas 5.40% 6/1/33	30,000	30,836
Appalachian Power 4.50% 8/1/32	190,000	187,561
Berkshire Hathaway Energy 2.85% 5/15/51	260,000	176,149
Commonwealth Edison 2.20% 3/1/30	350,000	316,046
Constellation Energy Generation 5.75% 3/15/54	95,000	100,606
Dominion Energy 6.875% 2/1/55 μ	70,000	74,363
DTE Energy 5.10% 3/1/29	80,000	82,412
Duke Energy 6.45% 9/1/54 μ	45,000	46,836
Duke Energy Carolinas 4.95% 1/15/33	230,000	237,227
Entergy
2.80% 6/15/30	235,000	214,834
3.75% 6/15/50	125,000	95,713

Exelon 5.45% 3/15/34	35,000	36,731
Fells Point Funding Trust 144A 3.046% 1/31/27 #	165,000	159,854
Florida Power & Light 3.15% 10/1/49	425,000	312,682
NextEra Energy Capital Holdings
5.55% 3/15/54	155,000	162,088
5.749% 9/1/25	195,000	197,029
Oglethorpe Power
3.75% 8/1/50	95,000	73,278
5.05% 10/1/48	185,000	175,745
6.20% 12/1/53	20,000	21,915
PacifiCorp
5.10% 2/15/29	20,000	20,672
5.45% 2/15/34	35,000	36,391
5.80% 1/15/55	30,000	31,503

Southern California Edison 5.20% 6/1/34	75,000	77,787
Vistra Operations
144A 6.00% 4/15/34 #	35,000	37,431
144A 6.95% 10/15/33 #	250,000	282,051
		3,187,740
Energy — 1.48%
BP Capital Markets 4.875% 3/22/30 μ, ψ	135,000	133,957
BP Capital Markets America
4.812% 2/13/33	40,000	40,551
5.227% 11/17/34	55,000	57,284

NQ- IV098 [0924] 1124 (4017305)    3

Schedule of investments
Macquarie VIP Balanced Series   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Cheniere Energy Partners
4.50% 10/1/29	90,000	$ 88,826
144A 5.75% 8/15/34 #	42,000	43,787
Diamondback Energy
5.20% 4/18/27	40,000	40,833
5.40% 4/18/34	115,000	117,450
5.75% 4/18/54	249,000	251,087
Enbridge
5.25% 4/5/27	80,000	81,926
5.70% 3/8/33	125,000	131,803
5.75% 7/15/80 μ	30,000	29,489
Energy Transfer
5.95% 5/15/54	60,000	61,455
6.10% 12/1/28	150,000	159,655
6.25% 4/15/49	140,000	147,303
6.50% 11/15/26 μ, ψ	120,000	120,013
Enterprise Products Operating
3.30% 2/15/53	130,000	93,025
4.95% 2/15/35	50,000	50,796
5.35% 1/31/33	255,000	267,740
5.55% 2/16/55	50,000	51,689

Hilcorp Energy I 144A 6.25% 4/15/32 #	150,000	146,127
Kinder Morgan
5.00% 2/1/29	30,000	30,654
5.20% 6/1/33	130,000	131,656
Occidental Petroleum
5.375% 1/1/32	45,000	45,655
5.55% 10/1/34	230,000	233,667
6.05% 10/1/54	30,000	30,482
6.125% 1/1/31	102,000	107,704

ONEOK 6.10% 11/15/32	180,000	193,889
Targa Resources Partners 5.00% 1/15/28	410,000	410,233
TotalEnergies Capital 5.488% 4/5/54	70,000	72,394
		3,371,130
Finance Companies — 0.50%
AerCap Ireland Capital DAC
4.95% 9/10/34	150,000	149,249
6.50% 7/15/25	400,000	404,167
Air Lease
4.625% 10/1/28	55,000	55,218
5.10% 3/1/29	39,000	39,961

Apollo Debt Solutions BDC 144A 6.70% 7/29/31 #	65,000	66,992
Aviation Capital Group
144A 3.50% 11/1/27 #	190,000	183,366
144A 5.375% 7/15/29 #	75,000	76,651

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)

Blue Owl Credit Income 144A 5.80% 3/15/30 #	170,000	$ 168,436
		1,144,040
Insurance — 0.64%
Aon 5.00% 9/12/32	245,000	251,418
Aon North America
5.30% 3/1/31	60,000	62,626
5.75% 3/1/54	20,000	21,204

Athene Global Funding 144A 1.985% 8/19/28 #	60,000	54,510
Athene Holding
3.45% 5/15/52	150,000	103,004
3.95% 5/25/51	65,000	50,033
Elevance Health
5.15% 6/15/29	70,000	72,653
5.375% 6/15/34	115,000	120,934

Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	500,000	403,086
UnitedHealth Group
4.50% 4/15/33	2,000	2,010
4.90% 4/15/31	225,000	232,833
5.50% 7/15/44	85,000	90,009
		1,464,320
Natural Gas — 0.08%
Atmos Energy 2.85% 2/15/52	55,000	37,065
Sempra 6.40% 10/1/54 μ	150,000	150,657
		187,722
Real Estate Investment Trusts — 0.28%
American Homes 4 Rent 3.625% 4/15/32	150,000	138,759
Extra Space Storage 2.35% 3/15/32	600,000	506,728
		645,487
Technology — 0.68%
Amentum Escrow 144A 7.25% 8/1/32 #	145,000	151,459
Apple 2.70% 8/5/51	60,000	41,368
Broadcom
144A 3.469% 4/15/34 #	205,000	184,682
5.05% 7/12/29	70,000	72,133
5.15% 11/15/31	45,000	46,718

CDW 3.276% 12/1/28	35,000	33,174
Entegris 144A 4.75% 4/15/29 #	55,000	54,249
Oracle
3.60% 4/1/50	306,000	233,161
4.20% 9/27/29	50,000	49,932
4.65% 5/6/30	25,000	25,506

4    NQ- IV098 [0924] 1124 (4017305)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Oracle
5.375% 9/27/54	50,000	$ 50,007

Roper Technologies 4.90% 10/15/34	65,000	65,481
TSMC Global 144A 1.75% 4/23/28 #	600,000	551,684
		1,559,554
Transportation — 0.02%
ERAC USA Finance 144A 4.90% 5/1/33 #	40,000	40,796
		40,796
Total Corporate Bonds (cost $24,795,129)		24,705,837

Non-Agency Asset-Backed Securities — 1.17%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	225,000	229,872
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	100,000	104,158
GMF Floorplan Owner Revolving Trust Series 2024-1A A1 144A 5.13% 3/15/29 #	500,000	511,816
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,019,225
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	300,000	306,746
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	500,000	508,529
Total Non-Agency Asset-Backed Securities (cost $2,624,789)		2,680,346

Non-Agency Collateralized Mortgage Obligations — 0.48%
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 7.18% (SOFR + 1.90%) 12/25/41 #, •	250,000	252,995
Series 2023-R08 1M1 144A 6.78% (SOFR + 1.50%) 10/25/43 #, •	534,546	536,071

JPMorgan Mortgage Trust Series 2020-7 A3 144A 3.00% 1/25/51 #, •	342,228	301,131
Total Non-Agency Collateralized Mortgage Obligations (cost $1,082,601)		1,090,197

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities — 2.91%
BANK
Series 2021-BN32 A5 2.643% 4/15/54	730,000	$ 651,192
Series 2021-BN36 A5 2.47% 9/15/64	860,000	754,455
Series 2022-BNK39 B 3.347% 2/15/55 •	100,000	85,929
Series 2022-BNK39 C 3.378% 2/15/55 •	45,000	36,194
Series 2022-BNK40 A4 3.506% 3/15/64 •	850,000	789,676
Series 2022-BNK40 B 3.506% 3/15/64 •	100,000	86,478

BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	343,000	301,161
Benchmark Mortgage Trust
Series 2021-B24 A5 2.584% 3/15/54	750,000	652,430
Series 2021-B25 A5 2.577% 4/15/54	1,000,000	856,969
Series 2022-B32 A5 3.002% 1/15/55 •	1,000,000	881,111
Series 2022-B32 B 3.202% 1/15/55 •	100,000	81,470
Series 2022-B32 C 3.571% 1/15/55 •	125,000	98,029
Series 2022-B33 A5 3.458% 3/15/55	900,000	830,693
Series 2022-B33 B 3.735% 3/15/55 •	50,000	42,321
Series 2022-B33 C 3.735% 3/15/55 •	50,000	40,864

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	500,000	461,345
Total Non-Agency Commercial Mortgage-Backed Securities (cost $7,304,477)		6,650,317

Loan Agreements — 0.37%
Basic Industry — 0.02%
A-Ap Buyer TBD 9/9/31 X, •	50,000	50,312
		50,312
Brokerage — 0.03%
June Purchaser TBD 9/11/31 X	75,000	74,801
		74,801
Capital Goods — 0.12%
Alliance Laundry Systems Tranche B 8.345% (SOFR01M + 3.50%) 8/9/31 •	60,000	60,193

NQ- IV098 [0924] 1124 (4017305)    5

Schedule of investments
Macquarie VIP Balanced Series   (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)
Capital Goods (continued)
Lightning Power Tranche B 8.346% (SOFR03M + 3.25%) 8/18/31 •	85,000	$ 85,277
White Cap Buyer Tranche C 8.095% (SOFR01M + 3.25%) 10/19/29 •	125,000	124,169
		269,639
Communications — 0.03%
Midcontinent Communications 7.597% (SOFR01M + 2.50%) 8/16/31 •	67,000	67,419
		67,419
Financial Services — 0.03%
Dragon Buyer TBD 1/1/40 X	75,000	74,737
		74,737
Technology — 0.14%
Amentum Holdings TBD 7/30/31 X	100,000	99,813
BMC Software 1st Lien TBD 7/30/31 X	165,000	164,786
Instructure Holdings TBD 9/11/31 X	55,000	54,645
		319,244
Total Loan Agreements (cost $853,080)		856,152

US Treasury Obligations — 6.51%
US Treasury Bonds
2.375% 2/15/42	1,160,000	903,894
3.875% 2/15/43	1,445,000	1,394,425
4.25% 2/15/54	415,000	423,041
4.25% 8/15/54	35,000	35,744
4.375% 2/15/38	285,000	300,386
4.625% 5/15/44	515,000	545,980
4.625% 5/15/54	635,000	688,925
US Treasury Floating Rate Notes
4.702% (USBMMY3M + 0.15%) 4/30/26 •	495,000	494,401
4.734% (USBMMY3M + 0.18%) 7/31/26 •	785,000	784,108
US Treasury Notes
3.375% 9/30/29	2,940,000	2,931,387
3.875% 8/15/34	660,000	664,692
4.00% 7/31/29	1,220,000	1,243,399
4.125% 3/31/29	2,740,000	2,802,720
4.375% 7/15/27	220,000	224,632
4.375% 5/15/34	445,000	466,172
4.625% 5/31/31	910,000	961,774
Total US Treasury Obligations (cost $14,838,916)		14,865,680
	Number of shares	Value (US $)
Common Stocks — 59.95%
Communication Services — 5.29%
Alphabet Class A	24,113	$ 3,999,141
Alphabet Class C	15,941	2,665,176
AT&T	98,669	2,170,718
Meta Platforms Class A	5,687	3,255,466
		12,090,501
Consumer Discretionary — 4.45%
Amazon.com †	26,366	4,912,777
AutoZone †	823	2,592,483
Home Depot	6,558	2,657,301
		10,162,561
Consumer Staples — 2.42%
Costco Wholesale	4,066	3,604,590
Procter & Gamble	11,063	1,916,112
		5,520,702
Energy — 0.84%
ConocoPhillips	18,244	1,920,728
		1,920,728
Financials — 12.69%
Allstate	12,884	2,443,451
Ally Financial	18,449	656,600
American Express	8,809	2,389,001
Aon Class A	4,547	1,573,217
Blackstone	18,008	2,757,565
Capital One Financial	18,696	2,799,352
CME Group	8,188	1,806,682
Fiserv †	19,908	3,576,472
JPMorgan Chase & Co.	3,494	736,745
KKR & Co.	26,091	3,406,963
Mastercard Class A	3,715	1,834,467
Morgan Stanley	26,110	2,721,706
Progressive	9,041	2,294,244
		28,996,465
Healthcare — 6.98%
Abbott Laboratories	24,618	2,806,698
Danaher	8,324	2,314,238
HCA Healthcare	11,209	4,555,674
UnitedHealth Group	8,101	4,736,493
Vertex Pharmaceuticals †	3,332	1,549,647
		15,962,750
Industrials — 5.20%
Airbus ADR	37,505	1,370,058
Howmet Aerospace	34,972	3,505,943
Hubbell	3,300	1,413,555
Lockheed Martin	2,933	1,714,514
TE Connectivity	20,599	3,110,243
United Rentals	957	774,912
		11,889,225

6    NQ- IV098 [0924] 1124 (4017305)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology — 18.20%
Apple	28,377	$ 6,611,841
Applied Materials	15,266	3,084,495
CDW	3,108	703,340
Microchip Technology	13,452	1,080,061
Micron Technology	10,981	1,138,840
Microsoft	24,253	10,436,066
NVIDIA	56,781	6,895,485
Salesforce	6,244	1,709,045
SAP ADR	4,584	1,050,194
Seagate Technology Holdings	15,195	1,664,308
Taiwan Semiconductor Manufacturing ADR	21,689	3,766,729
Zebra Technologies Class A †	9,308	3,446,939
		41,587,343
Materials — 3.12%
Crown Holdings	22,793	2,185,393
Linde	5,231	2,494,454
Sherwin-Williams	6,401	2,443,070
		7,122,917
Utilities — 0.76%
NextEra Energy	20,492	1,732,189
		1,732,189
Total Common Stocks (cost $98,977,989)		136,985,381

Exchange-Traded Fund — 2.89%
Vanguard S&P 500 ETF	12,515	6,603,790
Total Exchange-Traded Fund (cost $6,370,295)		6,603,790

Short-Term Investments — 5.09%
Money Market Mutual Funds — 5.09%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	2,905,709	2,905,709
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	2,905,709	2,905,709
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	2,905,709	2,905,709
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	2,905,709	$ 2,905,709
Total Short-Term Investments (cost $11,622,836)		11,622,836

Total Value of Securities—100.22% (cost $191,508,999)		229,006,554
Liabilities Net of Receivables and Other Assets—(0.22%)★		(502,329)
Net Assets Applicable to 36,982,987 Shares Outstanding—100.00%		$228,504,225
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $8,812,717, which represents 3.86% of the Series’ net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
X	This loan will settle after September 30, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
★	Includes $45,832 cash collateral held at broker for futures contracts as of September 30, 2024.

The following futures contracts were outstanding at September 30, 2024:
NQ- IV098 [0924] 1124 (4017305)    7

Schedule of investments
Macquarie VIP Balanced Series   (Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(1)	US Treasury Ultra Bond	$(133,094)	$(133,982)	12/19/24	$888	$—	$781
3	US Treasury 5 yr Notes	329,649	328,273	12/31/24	1,376	—	(1,101)
(4)	US Treasury 10 yr Ultra Notes	(473,188)	(473,459)	12/19/24	271	—	2,062
13	US Treasury Long Bonds	1,614,438	1,622,360	12/19/24	—	(7,922)	(8,937)
Total Futures Contracts			$1,343,192		$2,535	$(7,922)	$(7,195)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BDC – Business Development Company
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
Summary of abbreviations: (continued)
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year

8    NQ- IV098 [0924] 1124 (4017305)